Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits.
Schedule of deposits and related interest expense

	2016	2015
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,509,544	$2,536,192
Foreign	648,507	613,426
Total demand non-interest bearing	3,158,051	3,149,618
Savings and interest bearing demand
Domestic	2,589,675	2,450,102
Foreign	614,053	570,120
Total savings and interest bearing demand	3,203,728	3,020,222
Time, certificates of deposit $100,000 or more
Domestic	748,104	800,393
Foreign	838,161	848,355
Less than $100,000
Domestic	389,682	430,102
Foreign	272,363	287,563
Total time, certificates of deposit	2,248,310	2,366,413
Total deposits	$8,610,089	$8,536,253

	2016	2015	2014
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$3,922	$3,026	$2,998
Foreign	640	567	599
Total savings and interest bearing demand	4,562	3,593	3,597
Time, certificates of deposit $100,000 or more
Domestic	3,881	4,693	4,615
Foreign	3,929	4,116	4,529
Less than $100,000
Domestic	1,447	1,680	2,074
Foreign	706	744	815
Total time, certificates of deposit	9,963	11,233	12,033
Total interest expense on deposits	$14,525	$14,826	$15,630

Scheduled maturities of time deposits

Total
(in thousands)
2017	$2,021,655
2018	156,078
2019	52,777
2020	17,064
2021	638
Thereafter	98
Total	$2,248,310

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$605,093
Due after 3 months and within 6 months	390,668
Due after 6 months and within 12 months	430,447
Due after 12 months	160,057
$1,586,265